Revenue From Contract With Customers - (Schedule of Receivables, Contract Assets and Deferred Revenue) (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Trade accounts receivable	$ 9,334	$ 11,723
Contract assets, which are included in 'Prepaid expenses and other current assets'	5,234	646
Deferred revenue (current)	9,686	9,482
Deferred revenue (non-current)	$ 1,461	$ 31